Other Assets_Details Of Other Assets(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)	Dec. 31, 2018 USD ($)	[1]
Other Assests Line Items [Line Items]
Other assets		₩ 15,749,535	[1]	₩ 16,204,169	$ 14,152,432
Less: Allowances
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning		136,831		120,811
Beginning_IFRS9	[2]	141,917
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Written-off		(40,047)		(16,516)
Provision		27,120		11,250
Business combination		0		21,293
Others		2,065		(7)
Ending		131,055		136,831
Other financial assets
Other Assests Line Items [Line Items]
Other assets		8,133,556		10,195,015
Other financial assets | Other receivables
Other Assests Line Items [Line Items]
Other assets		4,708,910		6,447,405
Other financial assets | Accrued income
Other Assests Line Items [Line Items]
Other assets		1,724,328		1,594,455
Other financial assets | Guarantee deposits
Other Assests Line Items [Line Items]
Other assets		1,182,686		1,211,841
Other financial assets | Domestic exchange settlement debits
Other Assests Line Items [Line Items]
Other assets		504,899		949,897
Other financial assets | Others
Other Assests Line Items [Line Items]
Other assets		125,380		101,909
Other financial assets | Less: Allowances
Other Assests Line Items [Line Items]
Other assets		(106,275)		(104,813)
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning		104,813		95,629
Beginning_IFRS9	[2]	109,899
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Written-off		(38,184)		(14,546)
Provision		32,495		9,840
Business combination		0		21,293
Others		2,065		(7,403)
Ending		106,275		104,813
Other financial assets | Less Present value discount
Other Assests Line Items [Line Items]
Other assets		(6,372)		(5,679)
Other non financial assets
Other Assests Line Items [Line Items]
Other assets		7,615,979		6,009,154
Other non financial assets | Other receivables
Other Assests Line Items [Line Items]
Other assets		4,965		3,640
Other non financial assets | Prepaid expenses
Other Assests Line Items [Line Items]
Other assets		205,394		153,650
Other non financial assets | Guarantee deposits
Other Assests Line Items [Line Items]
Other assets		4,529		4,904
Other non financial assets | Insurance assets
Other Assests Line Items [Line Items]
Other assets		1,362,877		1,180,980
Other non financial assets | Separate account assets
Other Assests Line Items [Line Items]
Other assets		4,715,414		4,119,203
Other non financial assets | Others
Other Assests Line Items [Line Items]
Other assets		1,347,580		578,795
Other non financial assets | Less: Allowances
Other Assests Line Items [Line Items]
Other assets		(24,780)		(32,018)
Reconciliation Of Changes In Accumulated Impairment Losses Of Other Assets Abstract [Abstract]
Beginning		32,018		25,182
Beginning_IFRS9	[2]	32,018
Changes In Accumulated Impairment Of Other Assets Abstract [Abstract]
Written-off		(1,863)		(1,970)
Provision		(5,375)		1,410
Business combination		0		0
Others		0		7,396
Ending		₩ 24,780		₩ 32,018

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	Prepared in accordance with IFRS 9